Significant Accounting Policies - Summary of Accrued expense (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Compensation	$ 3,355	$ 1,832
Clinical study related costs	1,636	2,031
Accrued legal costs	436	964
Manufacturing improvement costs	678	4,164
Accrued consulting and professional fees	1,210	73
Other accrued expenses	21	149
Total accrued expenses and other	$ 7,336	$ 9,213